NOTES PAYABLE (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Minimum interest rate on promissory notes	8.00%
Maximum interest rate on promissory notes	12.00%
Michael Lee CEO [Member]
Note Payable	$ 79,699	$ 27,731
Accrued interest	30,398	70,922
Promissory Notes [Member]
Promissory notes, repaid	15,607	15,607	15,607
Promissory notes, issued	$ 318,923	$ 318,923	$ 318,923